One Commerce Square
                                        Philadelphia, PA 19103


Delaware Group of Funds
                                             DELAWARE
                                             GROUP
                                             --------


                                             1933 Act Rule 497(e)
                                                 File No. 2-75526
                                       1940 Act File No. 811-3363

Filed via EDGAR (CIK # 0000357059)
----------------------------------

June 6, 1997

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  File No. 2-97889
     Delaware Group Limited-Term Government Funds, Inc. -
     Limited-Term Government Fund
     ----------------------------------------------------

Dear Commission:

In accordance with the provisions of Rule 497(e) of the Securities Act of 1933, submitted electronically via the EDGAR system, please find a Supplement dated June 9, 1997 to be attached to the Delaware Group Limited-Term Government Funds,
Inc. - Limited-Term Government Fund A Class, Limited-Term
Government Fund B Class and Limited-Term Government Fund C Class
Prospectus dated February 28, 1997.

Very truly yours,


/s/Eric E. Miller
Eric E. Miller
Vice President/
Assistant Secretary


                               JUNE 9, 1997

                       Limited-Term Government Fund
                          Class A/Class B/Class C

             Supplement to Prospectus Dated February 28, 1997


     The maximum front-end sales charge for Class A Shares has been reduced from 3.00% to 2.75%. Accordingly, the following replaces the relevant line item applicable to Class A Shares in the Shareholder Transaction Expenses table under Summary of
Expenses:
                                    Class A
Shareholder Transaction Expenses    Shares

Maximum Sales Charge Imposed
on Purchases
(as a percentage of
offering price). . . . . . . .      2.75%



     The following replaces the example of expenses for Class A
Shares:

                     Assuming Redemption          Assuming No Redemption
         1 year  3 years 5 years  10 years  1 year 3 years  5 years  10 years
Class A
Shares   $37(1)   $56     $78      $139      $37     $56      $78     $139


(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed in the event of certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus.

    The following replaces the table of sales charges applicable to Class A Shares in the section of the Prospectus entitled
Front-End Sales Charge Alternative - Class A Shares under Classes of Shares:










                             Class A Shares

                 Front-End Sales Charge as % of       Dealer's
                                                     Commission***
  Amount of Purchase         Offering    Amount        as % of
                              Price     Invested**   Offering
                                                       Price


Less than $100,000             2.75%       2.85%       2.35%
$100,000 but under $250,000    2.00        2.05        1.75
$250,000 but under $500,000    1.00        1.03        0.75
$500,000 but under $1,000,000* 1.00        1.03        0.75
_________________________________________________________________

  *There is no front-end sales charge on purchases of Class A
Shares of $1 million or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.

 **Based on the net asset value per share of the Class A Shares as of the end of the Fund's most recent fiscal year.

***Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
_________________________________________________________________

    The following replaces the current schedule of dealer's commissions which may be paid by the Distributor to financial advisers through whom initial purchases of Class A Shares of $1,000,000 or more are made:

                                         Dealer's Commission
                                         (as a percentage of
Amount of Purchase                        amount purchased)

Up to $3 million                          0.50%
Next $2 million up to $5 million          0.40
Amount over $5 million                    0.20